COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Commitments [Line Items]
Total bank guarantees provided to customers and others	$ 646
OCS [Member]
Commitments [Line Items]
Total obligation for royalties	1,471
Amount of royalties charged to operations	50	$ 28
Grants receivable from the OCS	5,545
Grants received from OCS	0	$ 0
OCS [Member] | Minimum [Member]
Commitments [Line Items]
Royalties payable, percent of sales			3.00%
OCS [Member] | Maximum [Member]
Commitments [Line Items]
Royalties payable, percent of sales			5.00%
BIRD [Member]
Commitments [Line Items]
Royalties payable, percent of sales			5.00%
Total obligation for royalties	$ 2,066